Contingent and Deferred Consideration Payable (Tables)	3 Months Ended
Mar. 31, 2023
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2022	$27,146
Payments made during the period	(6,475)
Additions in the period	—
Fair value loss and other	480
Balance at March 31, 2023	$21,151
Current	$12,088
Non-current	$9,063